Goodwill and intangible assets (Tables)	12 Months Ended
Mar. 31, 2013
Schedule of Goodwill

The changes in Goodwill during the fiscal years ended March 31, 2011, 2012 and 2013 were as follows:

	Global Corporate Group	Global Retail Group	Total
	(in millions of yen)
2011
Balance at beginning of fiscal year	—	15,016	15,016
Goodwill acquired (1)	1,973	—	1,973
Impairment losses recognized	—	9,379	9,379
Foreign exchange translation	—	—	—
Balance at end of fiscal year	1,973	5,637	7,610

Gross amount of goodwill	27,688	39,559	67,247
Accumulated impairment losses	25,715	33,922	59,637

2012
Balance at beginning of fiscal year	1,973	5,637	7,610
Goodwill acquired (2)	—	3,776	3,776
Impairment losses recognized	—	5,637	5,637
Foreign exchange translation	(130)	16	(114)
Balance at end of fiscal year	1,843	3,792	5,635

Gross amount of goodwill	27,558	43,351	70,909
Accumulated impairment losses	25,715	39,559	65,274
2013
Balance at beginning of fiscal year	1,843	3,792	5,635
Goodwill acquired	—	—	—
Impairment losses recognized	—	—	—
Foreign exchange translation	336	176	512
Balance at end of fiscal year	2,179	3,968	6,147

Gross amount of goodwill	27,894	43,527	71,421
Accumulated impairment losses	25,715	39,559	65,274

Notes:

(1)	Goodwill acquired is entirely related to the acquisition of Eurekahedge Pte, LTD.
(2)	Goodwill acquired is entirely related to the acquisition of PT. Mizuho Balimor Finance.

Schedule of Intangible Assets by Major Class

The table below presents the gross carrying amount, accumulated amortization and net carrying amount of intangible assets, at March 31, 2012 and 2013.

	2012			2013
	Gross carrying amount	Accumulated amortization	Net carrying amount	Gross carrying amount	Accumulated amortization	Net carrying amount
	(in millions of yen)
Intangible assets subject to amortization:
Customer relationships (Note)	73,949	13,721	60,228	73,949	19,238	54,711
Other	2,399	2,071	328	2,363	2,050	313

Total	76,348	15,792	60,556	76,312	21,288	55,024

Intangible assets not subject to amortization:
Total	9,744	—	9,744	9,450	—	9,450

Total	86,092	15,792	70,300	85,762	21,288	64,474

Note:	Customer relationships were acquired by the merger of MHSC and Shinko on May 7, 2009. See Note 1 “Basis of presentation and summary of significant accounting policies” for further information.

Schedule of Expected Amortization Expense

The table below presents the estimated aggregate amortization expenses for intangible assets for the next five years:

(in millions of yen)
Fiscal year ending March 31:
2014	5,668
2015	5,331
2016	5,038
2017	4,760
2018	4,579